Derivative financial instruments and Short positions (Details 7) - Fair Value Hedge Hedge Structure [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Hedge Structure Effective Portion Accumulated [Member]
IfrsStatementLineItems [Line Items]
Government Bonds (LTN, NTN-F)	R$ (0)	R$ 3,756,394	R$ (2,183,841)
Trade Finance Off	(189)	728	(5,092)
Fair Value Hedge Total	(189)	3,757,122	(2,188,933)
Hedge Structure Portion Ineffective [Member]
IfrsStatementLineItems [Line Items]
Government Bonds (LTN, NTN-F)	(0)	(0)	(0)
Trade Finance Off	(0)	(0)	(0)
Fair Value Hedge Total	R$ (0)	R$ (0)	R$ (0)